Foreclosed Assets (Activity In Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure Foreclosed Assets Activity In Valuation Allowance [Abstract]
Beginning of the year	$ 1,139
Additions charged to expense	962	1,139
Direct write downs	(2,101)
End of year	$ 1,139	$ 1,139